Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Summary of derivative instruments

	2013	2012	2011
Notional amount	$7,535	$7,750	$7,949
Weighted average pay rate on interest-rate swaps	3.86%	3.86%	3.86%
Weighted average receive rate on interest-rate swaps	0.19%	0.24%	0.35%
Weighted average maturity (years)	3.6	4.6	5.6
Fair value of interest-rate swaps	$(599)	$(990)	$(999)
Fair value of yield maintenance provisions	$599	$990	$999